Revenue - Schedule of Revenues by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 18,200	$ 16,064	$ 45,232	$ 45,027	$ 64,211	$ 38,242
Turkey
Disaggregation of Revenue [Line Items]
Revenue	3,517	1,038	5,495	2,410
Chile
Disaggregation of Revenue [Line Items]
Revenue	1,956	822			5,008	4,361
France
Disaggregation of Revenue [Line Items]
Revenue			4,423	4,291	6,032	3,232
Spain
Disaggregation of Revenue [Line Items]
Revenue	1,195	2,537	3,715	5,867	6,852	3,845
All Other Countries
Disaggregation of Revenue [Line Items]
Revenue	$ 11,532	$ 11,667	$ 31,599	$ 32,459	$ 46,319	$ 26,804